PREPAID EXPENSES AND DEPOSITS (Narrative) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Prepaid Expenses And Deposits [Abstract]
Deposits	$ 34,756	$ 34,756
Long-term deposits	$ 512,000	$ 109,800